CONSOLIDATED STATEMENT OF COMPREHENSIVE INCOME (parenthetical) (USD $)	12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Mar. 31, 2013
Statement of Income and Comprehensive Income [Abstract]
Change in pension and post retirement benefits,tax	$ 13,140,000	$ 7,222,000	$ 493,000